Acquisitions and Disposals of Subsidiaries - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	Feb. 27, 2026	Jun. 30, 2026
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	85.00%
Date of acquisition	Feb. 27, 2026
Name of acquiree	BeatBox
Consideration transferred, acquisition-date fair value	$ 493
Fair value of put option over non-controlling interest		$ 202
BeatBox [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 493
Forward purchase contract, contingent acquiring percentage		15.00%